Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO, OC Kim	Compensation Actually Paid to PEO, OC Kim	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (1)	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$300,000	$300,000	$144,482	$144,482	$67.55	$(2,863,021)
2022	$866,000	$300,000	$235,472	$200,097	$57.46	$(3,762,848)
2021	$344,667	$344,667	$395,395	$193,350	$166.07	$17,699,035

PEO Total Compensation Amount		$ 300,000	$ 866,000	$ 344,667
PEO Actually Paid Compensation Amount		$ 300,000	300,000	344,667
[custom:NonPeoNeoAvgCompActuallyPaidAmt1]				193,350
Adjustment To PEO Compensation, Footnote [Text Block]

The Summary Compensation Table (“SCT”) totals reported for the PEO and the average of the other NEOs for each year were subject to the adjustments summarized in the two tables below as required by SEC Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in the two tables below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The following table shows the adjustments made to the SCT totals to calculate “compensation actually paid”:

	2023		2022		2021
	PEO, OC Kim	Average Non-PEO NEOs	PEO, OC Kim	Average Non-PEO NEOs	PEO, OC Kim	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$300,000	$144,482	$866,000	$235,472	$344,667	$395,395
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table
Year-end fair value of unvested awards granted in the current year
Year-over-year difference of year-end fair values for unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years			$(566,000)	$(35,375)		$(201,650)
Total Adjustments for Equity Awards			$(566,000)	$(35,375)		$(201,650)
Compensation Actually Paid (as calculated)	$300,000	$144,482	$300,000	$200,097	$344,667	$193,350

Non-PEO NEO Average Total Compensation Amount		$ 144,482	235,472	395,395
Non-PEO NEO Average Compensation Actually Paid Amount		144,482	200,097	193,350
Total Shareholder Return Amount	[1]	67.55	57.46	166.07
Net Income (Loss) Attributable to Parent		(2,863,021)	(3,762,848)	17,699,035
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(566,000)
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(566,000)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(35,375)	(201,650)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (35,375)	$ (201,650)

[1]	Represents the total shareholder return (“TSR”) of a $100 investment in the Company’s shares as of June 30, 2020, valued again on each of June 30, 2021, 2022 and 2023.